--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.

                      DFA International Value Portfolio II

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities..............................................................................          1
    Statement of Operations..........................................................................................          2
    Statements of Changes in Net Assets..............................................................................          3
    Financial Highlights.............................................................................................          4
    Notes to Financial Statements....................................................................................        5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Statement of Net Assets..........................................................................................          7
    Statement of Operations..........................................................................................         16
    Statements of Changes in Net Assets..............................................................................         17
    Financial Highlights.............................................................................................         18
    Notes to Financial Statements....................................................................................      19-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The DFA International Value Series of The DFA Investment Trust
    Company (3,241,378 Shares, Cost $35,133)++ at Value..............................  $    38,606
  Receivable for Fund Shares Sold....................................................          201
  Prepaid Expenses and Other Assets..................................................           29
                                                                                       -----------
        Total Assets.................................................................       38,836
                                                                                       -----------
LIABILITIES:
  Payable for Investment Securities Purchased........................................          201
  Accrued Expenses...................................................................           33
                                                                                       -----------
        Total Liabilities............................................................          234
                                                                                       -----------
NET ASSETS...........................................................................  $    38,602
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    3,366,590
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $     11.47
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
    Paid-In Capital..................................................................  $    35,078
    Accumulated Net Investment Loss..................................................          (31)
    Undistributed Net Realized Gain..................................................           82
    Unrealized Appreciation of Investment Securities.................................        3,473
                                                                                       -----------
          Total Net Assets...........................................................  $    38,602
                                                                                       -----------
                                                                                       -----------

--------------

++ The cost for federal income tax purposes is $35,500.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received........................................................  $      81
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................          2
    Accounting & Transfer Agent Fees.....................................................         10
    Shareholder Services.................................................................         17
    Legal Fees...........................................................................          3
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................          9
    Shareholders' Reports................................................................          4
    Directors' Fees and Expenses.........................................................          2
    Organization Costs...................................................................          4
    Other................................................................................         20
                                                                                           ---------
        Total Expenses...................................................................         72
                                                                                           ---------

    NET INVESTMENT INCOME................................................................          9
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received......................................................        618

Net Realized Loss on Investment Securities...............................................       (211)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................      1,000
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      1,407
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   1,416
                                                                                           ---------
                                                                                           ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             SIX MONTHS      YEAR
                                                                                ENDED        ENDED
                                                                               MAY 31,     NOV. 30,
                                                                                1997         1996
                                                                             -----------  -----------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................   $       9    $     368
    Capital Gain Distributions Received....................................         618          116
    Net Realized Loss on Investment Securities.............................        (211)         (46)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities...........................................................       1,000        2,260
                                                                             -----------  -----------
        Net Increase in Net Assets Resulting from Operations...............       1,416        2,698
                                                                             -----------  -----------

Distributions From:
    Net Investment Income..................................................        (397)         (12)
    Net Realized Gains.....................................................        (266)          (3)
                                                                             -----------  -----------
        Total Distributions................................................        (663)         (15)
                                                                             -----------  -----------

Capital Share Transactions (1):
    Shares Issued..........................................................      11,969       19,398
    Shares Issued in Lieu of Cash Distributions............................         663           15
    Shares Redeemed........................................................      (4,801)      (6,401)
                                                                             -----------  -----------
        Net Increase From Capital Share Transactions.......................       7,831       13,012
                                                                             -----------  -----------
        Total Increase.....................................................       8,584       15,695
NET ASSETS
    Beginning of Period....................................................      30,018       14,323
                                                                             -----------  -----------
    End of Period..........................................................   $  38,602    $  30,018
                                                                             -----------  -----------
                                                                             -----------  -----------

(1) SHARES ISSUED AND REDEEMED
    Shares Issued..........................................................       1,107        1,792
    Shares Issued in Lieu of Cash Distributions............................          61            2
    Shares Redeemed........................................................        (444)        (590)
                                                                             -----------  -----------
                                                                                    724        1,204
                                                                             -----------  -----------
                                                                             -----------  -----------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS          YEAR            YEAR            AUG. 3
                                        ENDED           ENDED           ENDED              TO
                                       MAY 31,         NOV. 30,        NOV. 30,         NOV. 30,
                                        1997             1996            1995             1994
                                     -----------       --------       ----------       ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $ 11.36         $   9.95         $  9.48          $ 10.00
                                     -----------       --------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............         --             0.14            0.13             0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.36             1.28            0.49            (0.52)
                                     -----------       --------       ----------       ----------
  Total from Investment
    Operations.....................       0.36             1.42            0.62            (0.46)
                                     -----------       --------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.15)           (0.01)          (0.13)           (0.06)
  Net Realized Gains...............      (0.10)              --           (0.02)              --
                                     -----------       --------       ----------       ----------
  Total Distributions..............      (0.25)           (0.01)          (0.15)           (0.06)
                                     -----------       --------       ----------       ----------
Net Asset Value, End of Period.....    $ 11.47         $  11.36         $  9.95          $  9.48
                                     -----------       --------       ----------       ----------
                                     -----------       --------       ----------       ----------
Total Return.......................       3.23%#          14.28%           6.52%           (4.73)%#

Net Assets, End of Period
  (thousands)......................    $38,602         $ 30,018         $14,323          $ 7,643
Ratio of Expenses to Average Net
  Assets (1).......................       0.75%*           0.86%(a)        0.96%(a)         0.96%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............       0.05%*           1.67%(a)        1.63%(a)         2.56%*(a)
Portfolio Turnover Rate............        N/A              N/A             N/A              N/A
Average Commission Rate............        N/A              N/A             N/A              N/A

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and1994 would have been 0.96%, 1.48% and 12.07%, respectively and the ratios of net investment income to average net assets, for the periods ended November 30, 1996, 1995 and 1994 would have been 1.57%, 1.11% and 1.46%, respectively.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (The "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, of which The DFA International Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 1997, the Portfolio owned 3% of the outstanding shares of The Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. Effective July 1, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%. Prior to that date, this rate was 0.20 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets.

    In additional, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of
 .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   3,473
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   3,473
                                                           ---------
                                                           ---------

E. LINE OF CREDIT

    In July, 1996, the Fund entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1997.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                        SHARES           VALUE+
                                     ------------  ------------
JAPAN -- (31.4%)
COMMON STOCKS -- (31.4%)
  Achilles Corp....................       207,000  $    577,964
  Aica Kogyo Co., Ltd..............        47,000       250,344
  Aichi Bank, Ltd..................        10,500       856,959
  #Aichi Machine Industry Co.,
    Ltd............................        87,000       519,459
  Aichi Steel Works, Ltd...........       194,000       793,333
  Aida Engineering, Ltd............        84,000       600,412
  Aisin Seiki Co., Ltd.............       137,000     2,118,557
  Alps Electric Co., Ltd...........        70,000       980,241
  Amada Co., Ltd...................       304,000     2,572,509
  Amada Metrecs Co., Ltd...........        71,000       713,660
  Amada Sonoike Co., Ltd...........        81,000       361,160
  Amano Corp.......................        63,000       671,134
  Ando Corp........................         6,000        17,062
  *Aoki Corp.......................       361,000       434,192
  Aoki International Co., Ltd......        51,000       955,155
  #Aomori Bank, Ltd................       170,000       854,381
  Aoyama Trading Co., Ltd..........        41,100     1,292,320
  Asahi Breweries, Ltd.............       324,000     4,425,773
  Asahi Denka Kogyo KK.............        67,000       460,481
  Asahi Organic Chemicals Industry
    Co., Ltd.......................        96,000       498,969
  Asanuma Corp.....................        59,000       155,103
  Ashikaga Bank, Ltd...............       643,000     2,126,761
  *Asics Corp......................       197,000       406,186
  Atsugi Nylon Industrial Co.,
    Ltd............................       279,000       932,397
  Awa Bank, Ltd....................       189,600     1,022,928
  Bandai Co., Ltd..................        47,000     1,041,753
  #Bank of Ikeda, Ltd..............        13,000       658,935
  Bank of Iwate, Ltd...............        18,590       964,636
  Bank of Kinki, Ltd...............       205,000     1,003,866
  #Bank of Kyoto, Ltd..............       347,400     1,805,644
  Bank of Nagoya, Ltd..............       185,000     1,192,010
  Bank of Saga, Ltd................       177,000       898,686
  Bank of Yokohama, Ltd............       190,000       943,471
  Best Denki Co., Ltd..............         3,000        29,897
  Brother Industries, Ltd..........       282,000     1,102,320
  Bunka Shutter Co., Ltd...........        70,000       423,368
  CMK Corp.........................        38,000       483,161
  CSK Corp.........................        56,400     1,739,485
  Calpis Food Industry Co., Ltd....        70,000       420,361
  Canon Sales Co., Inc.............        64,900     1,488,686
  #Casio Computer Co., Ltd.........       264,000     2,077,526
  *Central Glass Co., Ltd..........       211,000       614,510
  Chiba Bank, Ltd..................       368,000     1,912,715
  #Chiba Kogyo Bank, Ltd...........        21,000       593,557
  Chichibu Onoda Cement Corp.......       355,000     1,421,220
  Chiyoda Corp.....................       191,000       899,210
  *Chiyoda Fire and Marine
    Insurance Co., Ltd.............       360,150     1,454,214
  Chudenko Corp....................        66,000     1,757,732
  Chuetsu Pulp and Paper Co.,
    Ltd............................       106,000       344,227
  #Chugoku Bank, Ltd...............       199,000     3,026,031
  Chukyo Coca-Cola Bottling Co.,
    Ltd............................        42,000       375,258
  Chukyo Sogo Bank, Ltd............       127,000       509,527
  #Chuo Trust and Banking Co.,
    Ltd............................       235,000     1,344,588

                                        SHARES           VALUE+
                                     ------------  ------------

  Citizen Watch Co., Ltd...........       301,000  $  2,283,359
  Dai Tokyo Fire & Marine Insurance
    Co., Ltd.......................       427,000     2,384,450
  Dai-Dan Co., Ltd.................        42,000       425,773
  Daicel Chemical Industries,
    Ltd............................       392,000     1,505,361
  #Daido Hoxan, Inc................       124,000       447,423
  Daido Steel Co., Ltd.............       453,000     1,439,948
  *Daiei OMC, Inc..................       201,000       504,227
  Daiichi Pharmaceutical Co.,
    Ltd............................        33,000       567,010
  #Daikyo, Inc.....................       176,000       625,979
  #Daio Paper Corp.................       113,750       952,803
  Daisan Bank, Ltd.................       138,000       675,773
  Daishi Bank, Ltd.................       324,000     1,550,412
  Daito Trust Construction Co.,
    Ltd............................       161,384     1,788,534
  #Daiwa Bank, Ltd.................       472,000     1,853,127
  *#Daiwa Danchi Co., Ltd..........       106,000       419,811
  Daiwa House Industry Co., Ltd....       320,000     3,766,323
  Daiwa Securities Co., Ltd........       325,000     2,392,826
  *Daiwabo Co., Ltd................        92,000       285,326
  Deodeo Corp......................        43,400       913,488
  Descente, Ltd....................        62,000       295,619
  Dowa Fire & Marine Insurance Co.,
    Ltd............................       327,000     1,581,624
  Ehime Bank, Ltd..................       143,000       723,600
  Eighteenth Bank, Ltd.............       183,000     1,194,845
  Ezaki Glico Co., Ltd.............       138,600     1,155,000
  Fuji Denki Reiki Co., Ltd........         5,150        36,767
  Fuji Fire & Marine Insurance Co.,
    Ltd............................       277,000       966,168
  Fuji Oil Co., Ltd................        86,000       576,289
  Fuji Photo Film Co., Ltd.........       489,000    18,946,649
  Fujisawa Pharmaceutical Co.,
    Ltd............................       314,000     2,967,354
  Fujita Corp......................       491,000       873,170
  Fujitsu, Ltd.....................       354,000     4,318,557
  Fukui Bank, Ltd..................       287,000     1,102,139
  Fukuoka City Bank, Ltd...........       240,532     1,012,549
  *#Fukutoku Bank, Ltd.............        27,000        45,232
  Fukuyama Transporting Co.,
    Ltd............................        11,000        74,184
  #Furukawa Co., Ltd...............        88,000       322,818
  Fuso Pharmaceutical Industries,
    Ltd............................        81,000       396,649
  Futaba Corp......................        16,000       690,034
  #Futaba Industrial Co., Ltd......        64,000     1,017,182
  Gunze, Ltd.......................       250,000     1,138,316
  *Hanshin Electric Railway Co.,
    Ltd............................       141,000       525,722
  *Haseko Corp.....................       390,000       626,546
  Heiwado Co., Ltd.................        57,000       788,402
  Higo Bank, Ltd...................       270,000     1,670,103
  Hiroshima Bank, Ltd..............       542,000     2,421,306
  Hiroshima-Sogo Bank, Ltd.........       136,000       753,608
  Hitachi Cable, Ltd...............        69,000       542,397
  Hitachi Koki Co., Ltd............       118,000       843,436
  #Hitachi Maxell, Ltd.............        96,000     2,226,804
  Hitachi Plant Engineering &
    Construction Co., Ltd..........        22,000       100,172
  #Hitachi Transport System,
    Ltd............................       113,000       980,498
  Hitachi, Ltd.....................     2,839,000    30,243,643
  Hokkai Can Co., Ltd., Tokyo......        33,000       168,686

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  #Hokkaido Takus Bank.............       912,000  $  1,167,423
  #Hokuetsu Bank...................       218,500       865,365
  #Hokuetsu Paper Mills, Ltd.......       138,000       757,577
  Hokuriku Bank, Ltd...............       699,000     2,360,026
  #House Foods Corp................       115,000     1,946,306
  Hyakugo Bank, Ltd. (105th
    Bank)..........................       241,000     1,407,904
  #Hyakujishi Bank, Ltd............       306,000     1,877,010
  Inax Corp........................       252,000     1,755,773
  Ines Corp........................        30,000       458,763
  #Intec, Inc......................        36,000       457,732
  Itochu Fuel Corp.................       109,000       655,498
  Itoham Foods, Inc................       233,000     1,315,129
  Izumi Co., Ltd...................        63,000       882,216
  Izumiya Co., Ltd.................       113,000     1,776,546
  JGC Corp.........................       184,000     1,011,684
  Japan Airport Terminal Co.,
    Ltd............................         4,000        51,546
  Japan Pulp and Paper Co., Ltd....       141,000       535,412
  *Japan Steel Works, Ltd..........        81,000       166,314
  Japan Wool Textile Co., Ltd......        42,000       309,948
  Joyo Bank, Ltd...................        19,000        93,041
  Juroku Bank, Ltd.................       349,000     1,604,081
  Kagawa Bank, Ltd.................        72,650       536,137
  Kagoshima Bank, Ltd..............       219,000     1,337,706
  Kajima Corp......................       124,000       693,505
  Kamagai Gumi Co., Ltd............       713,000     1,163,832
  Kamigumi Co., Ltd................       288,000     1,719,588
  *Kandenko Co., Ltd...............       215,000     1,699,313
  Kaneka Corp......................       344,000     1,994,845
  *Kankaku Securities Co., Ltd.....       210,000       369,845
  Kansai Paint Co., Ltd., Osaka....        18,000        72,062
  Kanto Auto Works, Ltd.,
    Yokosuka.......................        59,000       354,811
  Kanto Natural Gas Development
    Co., Ltd.......................        17,000        97,122
  Kasumi Co., Ltd..................        44,000       309,966
  Katokichi Co., Ltd...............        56,000     1,034,364
  *Kawasho Corp....................        90,000       278,351
  Keiyo Bank, Ltd..................       315,000     1,290,851
  Keiyo Co., Ltd...................        44,000       374,605
  Kikkoman Corp....................       192,000     1,270,103
  Kinden Corp......................        67,000       892,182
  Kinseki, Ltd.....................        22,000       298,625
  Kitano Construction Corp.........        43,000       169,931
  Kitz Corp........................       129,000       502,036
  Kiyo Bank, Ltd...................       296,000       892,577
  Koa Fire & Marine Insurance Co.,
    Ltd............................        45,000       235,438
  Koito Manufacturing Co., Ltd.....       146,000     1,125,103
  Kokusai Denshin Denwa Co.,
    Ltd............................        27,600     1,778,351
  Kokusai Securities Co., Ltd......       266,000     2,228,093
  Komatsu Forklift Co., Ltd........        81,000       439,098
  Komatsu, Ltd.....................       970,000     7,333,333
  Komori Corp......................        74,000     1,557,560
  Konica Corp......................        66,000       403,711
  Koyo Seiko Co....................        37,000       314,055
  Kurabo Industries, Ltd...........       261,000       672,680
  Kureha Chemical Industry Co.,
    Ltd............................       226,000       978,557
  Kurimoto, Ltd....................       143,000     1,068,814
  Kyudenko Corp....................        77,000       631,082
  Lintec Corp......................        33,000       552,835
  #Long Term Credit Bank of Japan,
    Ltd............................     1,324,000     4,322,337
  Maeda Corp.......................       199,000     1,102,706
                                        SHARES           VALUE+
                                     ------------  ------------

  Maeda Road Construction Co.,
    Ltd............................       103,000  $    845,060
  Makita Corp......................       164,000     2,409,278
  Marubeni Corp....................     1,213,000     5,158,376
  Marudai Food Co., Ltd............       127,000       550,988
  Maruetsu, Inc....................       144,000       692,783
  Maruichi Steel Tube, Ltd.........        96,000     1,657,732
  Marusan Securities Co., Ltd......        30,000       176,546
  #Maruzen Showa Unyu Co., Ltd.....        81,000       327,758
  Matsushita Electric Industrial
    Co., Ltd.......................     1,688,000    31,758,763
  Matsushita Electric Works,
    Ltd............................       286,000     3,169,588
  Matsushita Refrigeration Co......       177,000     1,050,747
  #Matsushita Seiko Co., Ltd.......       133,000       868,385
  *Mazda Motor Corp................       794,000     2,380,636
  Meija Seika Kaisha, Ltd. Tokyo...       148,000       776,873
  Michimen Corp....................       444,000     1,541,031
  Michinoku Bank, Ltd..............       158,000       977,320
  Mitsubishi Gas Chemical Co.,
    Inc............................       483,000     1,788,428
  Mitsubishi Oil Co., Ltd..........       451,000     2,247,251
  Mitsubishi Paper Mills, Ltd......       342,000     1,404,433
  *Mitsubishi Steel Manufacturing
    Co., Ltd.......................        28,000        99,828
  Mitsui Construction Co., Ltd.....       199,000       350,472
  Mitsui Fudosan Co., Ltd..........       120,000     1,515,464
  #Mitsui Petrochemical Industries,
    Ltd............................       317,000     1,486,959
  Mitsui Trust & Banking Co.,
    Ltd............................       148,000     1,113,814
  Miyazaki Bank, Ltd...............        10,100        42,604
  #Mizuno Corp.....................       130,000       813,058
  Mori Seiki Co., Ltd..............        92,000     1,375,258
  Musashino Bank, Ltd..............        26,000     1,183,849
  NHK Spring Co., Ltd..............       234,000       972,990
  NOK Corp.........................       149,000     1,035,576
  Nagase & Co., Ltd................       154,000     1,043,866
  Naigai Co., Ltd..................         6,000        21,907
  #Nakayama Steel Works, Ltd.......       117,000       492,526
  Nanto Bank, Ltd..................       282,000     1,778,247
  *New Japan Securities Co.,
    Ltd............................       453,000     1,183,093
  Nichicon Corp....................        85,000     1,015,034
  Nifco, Inc.......................        55,000       538,660
  Nihon Cement Co., Ltd............       346,000     1,700,275
  Nihon Kohden Corp................        17,000       104,716
  Nihon Nohyaku Co., Ltd...........         7,000        33,196
  Nihon Unisys, Ltd................        18,000       162,371
  Nikko Securities Co., Ltd........       205,000     1,218,729
  Nippon Beet Sugar Manufacturing
    Co., Ltd.......................       147,000       536,727
  Nippon Chemi-Con Corp............       119,000       600,112
  #Nippon Credit Bank, Ltd.........     1,683,000     3,542,397
  Nippon Densetsu Kogyo Co.,
    Ltd............................        62,000       452,749
  Nippon Flour Mills Co., Ltd......        21,000        84,794
  Nippon Hodo Co., Ltd.............       119,000       948,729
  Nippon Koei Co., Ltd., Tokyo.....        40,000       173,540
  Nippon Meat Packers, Inc.,
    Osaka..........................       232,000     2,830,241
  Nippon Metal Industry Co.,
    Ltd............................       148,000       418,316
  #Nippon Oil Co., Ltd.............     1,291,000     6,543,729
  Nippon Paint Co., Ltd............       270,000       872,165
  Nippon Road Co., Ltd.............        90,000       351,804
  #Nippon Sanso Corp...............       297,000     1,178,814
  Nippon Sheet Glass Co., Ltd......       461,000     1,706,967
  Nippon Shinpan Co., Ltd..........       325,000     1,122,423
  Nippon Shinyaku Co., Ltd.........        62,000       532,646

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  *Nippon Suisan Kaisha, Ltd.......        49,000  $    140,601
  Nishi-Nippon Bank, Ltd...........        23,540       121,340
  Nishimatsu Construction Co.,
    Ltd............................        75,000       496,134
  Nissan Shatai Co., Ltd...........       158,000       787,285
  Nissei Sangyo Co., Ltd...........        89,050     1,055,747
  #Nisshin Oil Mills, Ltd..........       141,000       835,825
  Nisshin Steel Co., Ltd...........     1,067,000     2,658,333
  Nisshinbo Industries, Inc........       248,000     2,111,409
  Nissin Electric Co., Ltd.........       104,000       486,942
  #Nitto Denko Corp................       116,000     1,893,471
  #Noritz Corp.....................        55,000       623,711
  North Pacific Bank, Ltd..........       133,000       651,289
  Ogaki Kyoritsu Bank, Ltd.........        50,000       262,887
  Oita Bank, Ltd...................       133,000       891,237
  Okamura Corp.....................        44,000       289,175
  *Okasan Securities Co., Ltd......        20,000        52,062
  Okumura Corp.....................       260,000     1,364,777
  Okura Industrial Co., Ltd........         6,000        22,783
  Olympus Optical Co., Ltd.........       244,000     2,077,354
  #Parco Co., Ltd..................        49,000       391,495
  Pioneer Electronic...............       182,000     4,503,093
  Q.P. Corp........................       146,000     1,248,024
  #Rengo Co., Ltd..................       192,000     1,078,763
  *Renown, Inc.....................       271,000       623,952
  *#Rhythm Watch Co., Ltd..........       135,000       417,526
  #Royal Co., Ltd..................        41,000       803,093
  #Ryosan Co., Ltd.................        42,000       923,711
  Ryoyo Electro Corp...............        31,000       593,900
  Sakai Chemical Industry Co.,
    Ltd............................        97,000       397,500
  #San In Godo Bank, Ltd...........       186,000     1,385,412
  Sanki Engineering Co., Ltd.......        81,000       800,258
  Sankyo Aluminum Industry Co.,
    Ltd............................       244,000       848,969
  *Sankyo Seiki Manufacturing Co.,
    Ltd............................        22,000       137,783
  #Sanyo Electric..................     2,042,000     8,613,591
  Sanyo Shokai, Ltd................        77,000       427,337
  Sanyo Special Steel Co., Ltd.....       178,000       481,701
  *#Seino Transportation Co.,
    Ltd............................       160,000     1,731,959
  Seiyo Food Systems, Inc..........        73,000       562,552
  #Sekisui Jushi Co., Ltd..........        44,000       408,247
  Seksui House.....................       749,000     7,335,567
  Senko Co., Ltd...................       107,000       437,560
  Senshukai Co., Ltd...............        44,000       453,608
  #Shiga Bank, Ltd.................       250,000     1,204,897
  Shimizu Bank, Ltd................         9,400       573,368
  Shimizu Corp.....................       124,000       738,247
  #Shinmaywa Industries, Ltd.......       112,000       790,928
  Shinwa Bank, Ltd.................       157,000       741,838
  Shionogi & Co., Ltd..............       354,000     2,630,670
  Shiseido Co., Ltd................       220,000     3,213,058
  Showa Electric Wire & Cable Co.,
    Ltd., Kawasaki.................       141,000       525,722
  Showa Sangyo Co., Ltd............       185,000       619,845
  Sintokogio, Ltd., Nagoya.........        56,000       404,124
  Snow Brand Milk Products Co.,
    Ltd............................       340,000     1,688,316
  #Stanley Electric Co., Ltd.......       197,000     1,047,620
  Sumisho Computer Systems Corp....        20,000       340,206
  Sumitomo Corp....................       918,000     8,123,196
  Sumitomo Metal Industries, Ltd.
    Osaka..........................       177,000       451,624
  Sumitomo Osaka Cement Co., Ltd...       352,000     1,061,443
                                        SHARES           VALUE+
                                     ------------  ------------

  Sumitomo Realty & Development
    Co., Ltd.......................       398,000  $  3,128,608
  Sumitomo Warehouse Co., Ltd......        67,000       395,438
  Sun Wave Corp....................        46,000       454,467
  #Suruga Bank, Ltd................       256,000     1,539,519
  *#TEC Corp.......................       273,000     1,261,804
  #TOC Co., Ltd....................        65,000       731,529
  Tadano, Ltd......................        22,000       152,526
  Taiheiyo Securities Co., Ltd.....        62,000       133,162
  Taikisha, Ltd....................        36,000       569,072
  #Taisei Corp.....................       622,000     2,666,478
  Taisei Prefab Construction Co.,
    Ltd............................        56,000       135,189
  Taiyo Toyo Sanso Co., Ltd........        20,000        64,605
  #Takara Standard Co., Ltd........       130,000     1,116,838
  Takiron Co., Ltd.................        54,000       250,515
  Tanabe Seiyaku Co., Ltd..........       220,000     1,846,564
  Teijin, Ltd......................       272,000     1,147,354
  Teikoku Oil Co., Ltd.............       131,000       627,990
  Tekken Corp......................        93,000       367,526
  Tochigi Bank, Ltd................        69,000       557,216
  Toda Corp........................       216,000     1,391,753
  Toho Bank, Ltd...................       236,000     1,297,594
  #Tokai Rika Co., Ltd.............        67,000       502,500
  Toko, Inc........................        92,000       526,392
  #Tokushu Paper Manufacturing Co.,
    Ltd............................        39,000       300,876
  Tokuyama Corp....................        48,000       253,608
  Tokyo Broadcasting System,
    Inc............................        70,000     1,274,914
  #Tokyo Sowa Bank.................       199,000       709,493
  Tokyo Steel Manufacturing Co.,
    Ltd............................       163,100     2,017,732
  Tokyo Style Co., Ltd.............       107,000     1,479,983
  Tokyo Tatemono Co., Ltd..........       223,000     1,174,390
  *Tokyo Tekko Co., Ltd............         9,000        25,438
  #Tokyo Tomin Bank, Ltd...........        29,500     1,373,625
  Tokyu Car Corp...................       104,000       358,282
  Tokyu Department Store Co.,
    Ltd............................       289,000     1,119,751
  #Tokyu Store Chain Corp..........        63,000       506,057
  Tomoku Co., Ltd..................        81,000       318,711
  Tonami Transportation Co.,
    Ltd............................        91,000       416,692
  Toshiba Engineering &
    Construction Co., Ltd..........        67,000       302,766
  Toshoku, Ltd.....................       195,000       698,582
  Towa Bank, Ltd...................       102,000       560,825
  Toyo Engineering Corp............       172,000       768,385
  Toyo Exterior Co., Ltd...........        18,000       247,423
  Toyo Information System Co.,
    Ltd............................        32,000       415,120
  Toyo Ink Manufacturing Co.,
    Ltd............................       297,000     1,135,438
  Toyo Kanetsu K.K.................       128,000       333,196
  Toyo Kohan Co., Ltd..............        62,000       466,065
  Toyo Seikan Kaisha, Ltd..........       144,600     2,757,835
  Toyo Suisan Kaisha, Ltd..........       116,000     1,096,220
  Toyo Tire & Rubber Co., Ltd......        33,000       106,598
  Toyo Trust & Banking Co., Ltd....       715,000     5,079,940
  #Toyoda Machine Works, Ltd.......       122,000     1,184,364
  #Toyota Auto Body Co., Ltd.......        86,000       901,375
  Toyota Tsusho Corp...............       258,000     1,505,000
  Tsubaki Nakashima Co., Ltd.......        36,000       309,278
  Uniden Corp......................        12,000       144,330
  *Unisia Jecs Corp................       130,000       605,326
  Victor Co. of Japan, Ltd.........       246,000     2,747,423
  Wacoal Corp......................       149,000     1,817,698
  Yakult Honsha Co., Ltd...........       184,000     1,991,753

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  #Yamagata Bank, Ltd..............       154,000  $    793,814
  Yamaguchi Bank...................       133,000     1,919,588
  Yamaichi Securities Co., Ltd.....     1,269,000     3,597,680
  Yamamura Glass Co., Ltd..........       109,000       407,345
  #Yamato Kogyo Co., Ltd...........        96,000       948,454
  #Yasuda Trust & Banking Co.,
    Ltd............................     1,154,000     3,469,931
  #Yodogawa Steel Works, Ltd.......       232,000     1,435,052
  Yokogawa Bridge Corp.............         3,500        23,724
  Yokogawa Electric Corp...........       261,000     2,163,789
  Yokohama Reito Co., Ltd..........        40,000       432,990
  Yurtec Corp......................        61,000       686,512
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $546,063,454)..............                 474,575,155
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $47,502).....                      47,433
                                                   ------------
TOTAL -- JAPAN
  (Cost $546,110,956)..............                 474,622,588
                                                   ------------
UNITED KINGDOM -- (19.6%)
COMMON STOCKS -- (19.6%)
  ASDA Group P.L.C.................     1,719,300     3,360,062
  Abbey National P.L.C.............       680,600     9,780,059
  Allied Domecq P.L.C..............       140,000     1,016,736
  Anglian Water P.L.C..............       174,300     1,944,268
  Antofagasta Holdings P.L.C.......        38,000       253,025
  Arjo Wiggins Appleton P.L.C......       534,500     1,456,748
  Associated British Foods
    P.L.C..........................       593,200     5,493,981
  Associated British Ports Holdings
    P.L.C..........................       244,400     1,035,044
  BAA P.L.C........................       685,160     5,954,314
  BG P.L.C.........................     2,917,900     9,738,316
  BICC P.L.C.......................       134,750       369,452
  Bank of Scotland (Governor and
    Company of the)................         1,566         9,814
  Barclays P.L.C...................       981,055    18,980,824
  Barratt Developments P.L.C.......       150,000       603,432
  Bass P.L.C.......................       583,700     7,554,105
  Beazer Group P.L.C...............       140,257       391,418
  Berkeley Group P.L.C.............        62,042       709,274
  British Land Co. P.L.C...........       280,946     2,744,146
  British Steel P.L.C..............     1,344,200     3,345,445
  British Telecommunications
    P.L.C..........................     3,087,096    22,293,772
  British Vita P.L.C...............       134,000       447,217
  Brixton Estate P.L.C.............       151,200       537,933
  Bryant Group P.L.C...............       224,555       465,422
  Burford Holdings P.L.C...........       171,000       394,887
  Burton Group P.L.C...............       460,700     1,009,375
  *Capital Shopping Centres
    P.L.C..........................       253,375     1,678,843
  *Centrica P.L.C..................     2,862,900     2,990,242
  Chelsfield P.L.C.................       194,800     1,228,736
  Christies International P.L.C....        61,000       306,122
  Coats Viyella P.L.C..............       445,250       868,344
  Commercial Union P.L.C...........       462,591     5,171,397
  Delta P.L.C......................        97,000       511,322
  *Energy Group P.L.C..............        18,200       162,918
  English China Clays P.L.C........       199,387       657,307
  First Leisure Corp. P.L.C........        80,900       426,453
  General Accident P.L.C...........       317,900     4,692,662
  *Grantchester Holdings P.L.C.....        12,930        37,456
  Great Portland Estates P.L.C.....       197,275       740,491
  Great Universal Stores P.L.C.....       663,500     7,005,923
                                        SHARES           VALUE+
                                     ------------  ------------

  *Greenalls Group P.L.C...........       163,446  $  1,255,030
  Greene King P.L.C................        59,000       622,502
  Guardian Royal Exchange P.L.C....       600,692     2,740,021
  Guinness P.L.C...................        85,000       787,930
  Hambros P.L.C....................       107,954       399,931
  Hanson P.L.C.....................       133,750       688,673
  Hardy Oil & Gas P.L.C............        74,000       366,531
  Harrisons & Crosfield P.L.C......       463,000       914,295
  Highland Distilleries Co.
    P.L.C..........................       106,000       574,333
  Hillsdown Holdings P.L.C.........       457,694     1,314,644
  House of Fraser P.L.C............       140,000       395,270
  Hyder P.L.C......................        91,950     1,216,256
  Ibstock P.L.C....................       150,000       171,360
  Imperial Chemical Industries
    P.L.C..........................       559,900     7,424,274
  Kwik Save Group P.L.C............       100,551       449,632
  LaPorte P.L.C....................        35,000       375,278
  Ladbroke Group P.L.C.............       773,872     2,904,806
  Laird Group P.L.C................        92,400       576,798
  Lasmo P.L.C......................       613,035     2,451,159
  Lex Service P.L.C................        84,933       487,216
  London & Manchester Group
    P.L.C..........................        75,000       544,680
  Lonrho P.L.C.....................       516,030     1,141,128
  Marley P.L.C.....................       211,318       439,711
  Mersey Docks & Harbour Co.
    P.L.C..........................        37,610       248,587
  Meyer International P.L.C........        78,658       534,660
  Mirror Group P.L.C...............       273,000       980,179
  National Power P.L.C.............       113,000     1,017,054
  National Westminster Bank
    P.L.C..........................     1,144,442    13,886,568
  Peel Holdings P.L.C..............        32,500       295,168
  Persimmon P.L.C..................       162,000       622,624
  Pilkington P.L.C.................       669,455     1,371,151
  Powell Duffryn P.L.C.............        47,037       344,288
  Powergen P.L.C...................       426,853     4,858,953
  Premier Consolidated Oilfields
    P.L.C..........................       685,414       469,810
  RJB Mining P.L.C.................       100,000       644,640
  RMC Group P.L.C..................       129,000     1,915,805
  Racal Electronics P.L.C..........       184,300       697,804
  Redland P.L.C....................       337,705     1,804,966
  Rolls-Royce P.L.C................       307,777     1,250,707
  Royal & Sun Alliance Insurance
    Group, Inc. P.L.C..............       926,401     6,947,118
  Rugby Group P.L.C................       417,000       803,042
  Safeway P.L.C....................       716,577     4,204,186
  Sainsbury (J.) P.L.C.............       919,692     5,245,776
  *Salvesen (Christian) P.L.C......        32,000       124,815
  Scottish & Newcastle P.L.C.......        47,600       543,782
  Scottish Hydro-Electric P.L.C....       252,000     1,647,112
  Sears P.L.C......................       991,300     1,245,707
  Severn Trent P.L.C...............       244,602     3,105,702
  Shell Transport & Trading Co.,
    P.L.C..........................     1,919,015    37,707,263
  *Slough Estates P.L.C............       253,300     1,302,165
  Smith (David S.) Holdings
    P.L.C..........................       208,000       756,987
  South West Water P.L.C...........        83,253       973,501
  Stakis P.L.C.....................       503,194       817,107
  Storehouse P.L.C.................       177,000       631,168
  T & N P.L.C......................       345,397       707,428
  *Tarmac P.L.C....................       603,116     1,250,042
  Tate & Lyle P.L.C................        70,000       514,651
  Taylor Woodrow P.L.C.............       254,719       858,423
  *Telewest Communications
    P.L.C..........................       155,000       188,455
  Tesco P.L.C......................     1,385,221     8,488,856

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  Thames Water P.L.C...............       260,611  $  2,919,802
  Transport Development Group
    P.L.C..........................        49,200       143,326
  Unigate P.L.C....................       154,000     1,236,534
  Unilever P.L.C...................       529,500    14,141,717
  United Biscuits Holdings
    P.L.C..........................       344,389     1,160,619
  United Utilities P.L.C...........       348,907     3,983,067
  Vaux Group P.L.C.................        85,917       388,400
  Wessex Water P.L.C...............       142,021       935,225
  Whitbread P.L.C..................       321,600     4,159,446
  Wilson (Connolly) Holdings
    P.L.C..........................       128,000       310,211
  Wilson Bowden P.L.C..............        84,200       699,439
  Wimpey (George) P.L.C............       236,750       515,812
  Wolverhampton & Dudley Breweries
    P.L.C..........................        42,700       446,690
  Yorkshire Water P.L.C............       234,624     1,437,813
  *Yorkshire Water P.L.C. Series
    B..............................             2             1
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $225,187,798)..............                 296,093,095
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling
    (Cost $141,652)................                     142,577
                                                   ------------
PREFERRED STOCKS -- (0.0%)
  Hyder P.L.C. (Cost $111,389).....        76,860       136,725
                                                   ------------
TOTAL -- UNITED KINGDOM
  (Cost $225,440,839)..............                 296,372,397
                                                   ------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  *AGIV AG fuer Industrie &
    Verkehrswesen..................        50,800       933,365
  *Ava Allgemeine
    Handelsgesellschaft der
    Verbraucher AG, Bielefeld......         2,600       798,713
  #BASF AG.........................       475,500    17,528,672
  #BHF Bank AG.....................       109,700     3,049,005
  Badenwerk AG.....................         3,552     1,091,164
  Bankgesellschaft Berlin AG.......       222,000     5,085,606
  Bayer AG.........................        10,000       387,654
  #Bayerische Hypotheken und
    Wechselbank AG.................       296,200     9,402,487
  #Bayerische Vereinsbank AG.......       270,450    11,125,006
  Berliner Kraft & Licht Bewag
    AG.............................        86,500     2,024,576
  Bilfinger & Berger Bau AG,
    Mannheim.......................        45,700     1,778,262
  *#Commerzbank AG.................       338,150     9,932,785
  #Continental AG..................        83,100     1,888,106
  DBV Holding AG...................         3,300     1,243,534
  *Deutsche Babcock AG,
    Oberhausen.....................         2,500       138,970
  #Deutsche Bank AG................       176,500     9,780,310
  Deutsche Hypothekenbank Frankfurt
    AG.............................           300       173,786
  #Deutsche Lufthansa AG...........       254,700     4,055,229
  Deutsche Pfandbrief und
    Hypothekenbank AG, Depfa.......        45,700     2,687,449
  #Dresdner Bank AG, Frankfurt.....       430,600    15,067,221
  Dyckerhoff AG....................           525       199,371
  GEA AG...........................           800       327,677
  Heidelberger Zement AG,
    Heidelberg.....................           500        46,811
  Hochtief AG......................        57,400     2,525,734
  *Holzmann (Philipp) AG...........         6,200     1,832,066
                                        SHARES           VALUE+
                                     ------------  ------------

  KM Europa Metal AG...............         2,000  $    201,287
  #Karstadt AG.....................         8,350     2,946,197
  Koelnische Rueckversicherungs-
    Gesellschaft AG................           500       427,150
  Man AG, Muechen..................        14,000     4,005,851
  #Preussag AG.....................         4,150     1,092,744
  *Ruetgerswerke AG................           467        82,524
  Siemens AG.......................        72,400     4,080,920
  Thuega AG........................           267        78,116
  Thyssen Industrie AG Essen.......         6,700     1,099,678
  Vereins & Westbank AG............         4,776     1,034,008
  Volkswagen AG....................        17,000    10,981,861
  WCM Beteiligungs und Grundbesitz
    AG.............................        65,500       923,669
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $102,690,998)..............                 130,057,564
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $144)........                         145
                                                   ------------
TOTAL -- GERMANY
  (Cost $102,691,142)..............                 130,057,709
                                                   ------------
SWITZERLAND -- (6.7%)
COMMON STOCKS -- (6.7%)
  *Ascom Holding AG, Bern..........           600       729,162
  Baloise Holding, Basel...........         3,219     7,077,476
  Banque Cantonale Vaudois.........         5,795     1,462,577
  Bobst SA, Prilly.................         1,912     3,176,529
  #Credit Suisse Holding, Zuerich
    (Namen)........................       152,128    19,116,827
  Danzas Holding AG, Basel.........         1,452     1,440,195
  EGL (Elektrizitaets-Gesellschaft
    Laufenberg) AG, Laufenberg.....         3,173       731,282
  Fischer (Georg) AG,
    Schaffhausen...................         1,410     2,013,574
  Fischer (Georg) AG, Schaffhausen
    (Namen)........................         1,017       273,213
  Forbo Holding AG, Eglisau........         6,081     2,536,437
  Jelmoli Holding AG, Zuerich......           500       307,529
  Julius Baer Holding AG,
    Zuerich........................         2,386     3,280,855
  *Oerlikon-Buehrle Holding AG,
    Zuerich........................        35,681     4,136,928
  Pargesa Holding SA, Geneve.......         1,935     2,462,354
  Pirelli SA, Basel................         3,600       610,817
  Rieter Holding AG, Winterthur....         6,897     2,242,927
  SBG (Schweizerische
    Bankgesellschaft)..............         3,018     3,311,372
  SBV (Schweizerischer Bankverein)
    (Namen)........................        82,332    19,877,256
  SIG (Schweizerische Industrie
    Gesellschaft Holding AG),
    Neuhausen am Rheinfall
    (Namen)........................         1,233     1,804,390
  SIG (Schweizerische Industrie
    Gesellschaft Holding AG),
    Neuhausen am Rheinfall.........           840     2,523,860
  *Saurer AG, Arbon................         6,027     3,536,522
  Schindler Holding AG,
    Hergiswil......................           579       744,984
  Schweizerische National
    Versicherungs Gesellschaft,
    Basel..........................           981     2,122,206
  Sulzer AG, Winterthur............        10,099     7,953,543
  *Swissair Schweizerische
    Luftverkehr AG, Zuerich........         6,438     6,563,164

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  UBS (Union Bank of
    Switzerland)...................         4,275  $    936,903
  *Von Roll Holding AG,
    Gerlafingen....................        15,045       299,943
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $81,446,193)...............                 101,272,825
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $0)..........                           0
                                                   ------------
TOTAL -- SWITZERLAND
  (Cost $81,446,193)...............                 101,272,825
                                                   ------------
FRANCE -- (6.6%)
COMMON STOCKS -- (6.5%)
  #AGF (Assurances Generales de
    France SA).....................        93,900     2,855,068
  AXA-UAP..........................        10,000       598,579
  Accor SA.........................         5,592       775,052
  Banque Nationale de Paris........       104,400     4,286,694
  Bongrain SA......................         1,363       522,814
  Bouygues.........................        12,764     1,105,240
  #CPR (Cie Parisienne de
    Reescompte)....................         8,300       640,043
  Centrale d'Investissements.......           100        12,128
  *Centrale du Groupe des
    Assurances Nationales SA.......        39,400       882,609
  Christian Dior SA................        21,100     3,308,299
  Ciments Vicat....................           800        71,240
  Club Mediterranee SA.............         9,400       662,006
  Colas SA.........................         2,950       409,382
  #Compagnie de Suez SA............       112,857     5,713,239
  Credit Commercial de France......        13,391       562,134
  *#Credit National................         7,912       419,862
  ECIA (Equipements et Composants
    pour l'Industrie Automobile)...         2,800       424,948
  Elf Aquitaine....................       150,084    15,003,200
  Eridania Beghin-Say SA...........        17,900     2,505,752
  Esso SA..........................         5,176       466,306
  *#Euro Disney SCA................       528,000       827,859
  Financiere de Paribas SA Series
    A..............................        85,572     5,455,734
  GTM Entrepose....................        10,277       533,970
  #Groupe Danone...................        33,700     5,073,683
  LaFarge Coppee SA................        65,057     4,159,049
  Labinal SA.......................         3,200       695,773
  #Pechiney International..........        26,150       412,275
  Pernod-Ricard....................         6,000       286,383
  Peugeot SA.......................        34,550     3,417,888
  #Rallye SA.......................        14,220       541,996
  Remy Cointreau SA................        25,100       608,801
  #Rhone-Poulenc SA Series A.......       173,080     5,607,408
  Rue Imperiale de Lyon............           350       354,730
  *SGE (Societe Generale
    d'Enterprise SA)...............         2,000        42,100
  #Saint Louis (SLB)...............         5,200     1,199,099
  Saint-Gobain.....................        54,448     7,480,468
  #Societe Generale Paris..........        62,907     6,887,946
  #Sommer-Allibert SA..............        13,500       430,353
  Sophia SA........................         7,700       294,820
  *Thomson-CSF.....................        82,403     2,348,457
  Total SA.........................        70,000     6,403,326
  UAP SA...........................       202,797     4,929,387
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $91,487,868)...............                  99,216,100
                                                   ------------
                                        SHARES           VALUE+
                                     ------------  ------------

INVESTMENT IN CURRENCY -- (0.1%)
  *French Francs (Cost
    $1,211,772)....................                $  1,225,838
                                                   ------------
TOTAL -- FRANCE
  (Cost $92,699,640)...............                 100,441,938
                                                   ------------
NETHERLANDS -- (5.0%)
COMMON STOCKS -- (5.0%)
  ABN Amro Holding NV..............     1,059,028    19,601,404
  Bijenkorf Beheer KBB NV,
    Amsterdam......................        10,508       763,720
  DSM NV...........................        31,453     3,123,981
  Fortis Amev NV...................       138,270     5,687,958
  Gist-Brocades NV.................        12,004       398,673
  Hollandsche Beton Groep NV.......         2,952       680,284
  Ing Groep NV.....................       605,849    26,817,821
  KLM (Koninklijke Luchtvaart Mij
    NV)............................        75,607     2,187,794
  Koninklijke Hoogovens NV.........        28,448     1,420,917
  Koninklijke KNP BT...............        86,000     1,775,600
  Nationale Investeringsbank NV
    Series A.......................         8,218       762,671
  Nedlloyd Groep NV, Rotterdam.....        17,100       419,922
  Pakhoed NV.......................        27,537       933,214
  Philips Electronics NV...........       149,900     8,214,020
  Stad Rotterdam...................        39,663     1,778,424
  Stork NV.........................        26,248     1,160,495
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $44,737,820)...............                  75,726,898
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost
    $2,281)........................                       2,309
                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  *ABN Amro Holding NV Rights......       264,757             0
  *Gist Brocades NV Rights
    06/30/97.......................            32             0
  *Hollandsche Beton Groep NV
    Rights.........................         2,952             0
  *Ing Groep NV Rights 06/06/97....            35             0
  *Pakhoed NV Rights...............            31             0
  *Stad Rotterdam Rights
    06/27/97.......................            36             0
                                                   ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)........................                           0
                                                   ------------
TOTAL -- NETHERLANDS
  (Cost $44,740,101)...............                  75,729,207
                                                   ------------
HONG KONG -- (3.8%)
COMMON STOCKS -- (3.8%)
  Allied Properties (Hong Kong),
    Ltd............................     1,278,000       224,384
  Amoy Properties, Ltd.............     2,501,000     2,841,312
  CDL Hotels International, Ltd....     1,201,616       539,067
  Century City International
    Holdings, Ltd..................     1,482,646       593,365
  Chinese Estates Holdings, Ltd....     1,923,653     1,949,481
  *Evergo China Holdings, Ltd......       285,280        40,881
  #Great Eagle Holdings, Ltd.......       447,680     1,583,583
  HKR International, Ltd...........       979,440     1,365,602
  Hang Lung Development Co.,
    Ltd............................     1,348,000     2,584,276
  #Hongkong & Shanghai Hotels,
    Ltd............................     1,171,124     1,814,290
  #Hopewell Holdings, Ltd..........     4,379,000     2,445,026
  #Hysan Development Co., Ltd......     1,028,000     3,430,648
  Lai Sun Development Co., Ltd.....       826,800     1,014,020
  Lai Sun Garment (International),
    Ltd............................        21,000        23,722
  Miramar Hotel & Investment Co.,
    Ltd............................       565,000     1,075,878

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  New World Development Co. Ltd....     1,240,739  $  7,880,759
  #Paliburg Holdings, Ltd..........     1,768,500     2,317,361
  Realty Development Corp., Ltd.
    Series A.......................       204,000       784,818
  #Regal Hotels International
    Holdings, Ltd..................     3,771,816     1,192,996
  #Shangri-la Asia, Ltd............       256,000       323,883
  Sino Hotels (Holdings), Ltd......       543,653       259,684
  #Sino Land Co., Ltd..............     2,721,200     3,179,300
  Stelux Holdings International,
    Ltd............................       451,552        85,110
  Tai Cheung Holdings, Ltd.........       571,000       501,265
  Tsim Sha Tsui Properties, Ltd....     1,204,000     4,414,356
  Wharf Holdings, Ltd..............     2,142,000     9,595,585
  Wheelock and Co., Ltd............     2,019,000     4,939,330
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $42,899,917)...............                  56,999,982
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost
    $95,842).......................                      95,847
                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  *Hong Kong & Shanghai Hotels,
    Ltd. Warrants 12/10/98.........        86,124        16,900
  *Lai Sun Hotels International,
    Ltd. Warrants 04/30/99.........       155,505        15,458
  *Stelux Holdings International,
    Ltd. Warrants 02/28/98.........        90,310         3,264
                                                   ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)........................                      35,622
                                                   ------------
TOTAL -- HONG KONG
  (Cost $42,995,759)...............                  57,131,451
                                                   ------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
  Banca Commerciale Italiana SpA...     3,372,000     6,638,893
  *#Banca di Roma..................     6,331,000     4,507,460
  *Banca Toscana...................       497,000       887,552
  Banco Ambrosiano Veneto SpA......       349,000       860,190
  *Banco di Napoli.................       335,000       115,616
  *#CIR SpA (Cie Industriale
    Riunite), Torino...............       885,000       559,035
  #Cartiere Burgo SpA..............       235,000     1,370,683
  *Cia Assicuratrice Unipol SpA....       106,036       281,068
  Credito Italiano.................     3,030,000     4,507,704
  #Fiat SpA........................     2,724,000     8,933,125
  Finmeccanica SpA.................     1,670,000       926,737
  #Ifil Finanziaria Partecipazioni
    SpA, Torino....................       804,000     2,368,475
  *Ing Olivetti & C SpA, Ivrea.....     5,994,414     1,744,640
  #Istituto Bancario San Paolo
    Torino SpA.....................       887,500     5,582,568
  #Italcementi Fabbriche Riunite
    Cemento SpA, Bergamo...........       318,000     1,850,103
  #Italmobiliare SpA, Milano.......        14,330       210,648
  #Magneti Marelli SpA.............       700,000     1,115,768
  *Milano Assicurazioni SpA........        49,520       108,459
  *Montedison SpA..................     1,390,000       849,312
  Toro Assicurazioni Cia Anonima
    d'Assicurazione di Torino
    SpA............................       118,500     1,297,701
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $47,405,563)...............                  44,715,737
                                                   ------------
                                        SHARES           VALUE+
                                     ------------  ------------

RIGHTS/WARRANTS -- (0.0%)
  *Banco di Napoli SpA Rights......       335,000  $        297
  *Unipol SpA Warrants.............        30,296         8,102
                                                   ------------
TOTAL RIGHTS/WARRANTS
  (Cost $44,553)...................                       8,399
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira (Cost $776)........                         765
                                                   ------------
TOTAL -- ITALY
  (Cost $47,450,892)...............                  44,724,901
                                                   ------------
AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)
  *Amcor, Ltd......................        53,501       354,960
  Australia & New Zealand Banking
    Group, Ltd.....................       537,509     3,685,050
  Australian National Industries,
    Ltd............................       381,934       451,459
  #Boral, Ltd......................       613,255     1,959,535
  Burns, Philp & Co., Ltd..........       254,643       374,789
  *CRA, Ltd........................        23,450       385,039
  #CSR, Ltd........................       508,054     1,867,475
  #Commonwealth Bank of
    Australia......................       327,149     3,521,473
  #Email, Ltd......................       146,802       455,643
  Energy Resources of Australia,
    Ltd. Series A..................        84,525       380,308
  Fosters Brewing Group, Ltd.......       853,236     1,678,753
  GIO Australia Holdings, Ltd......       307,433       904,973
  Goodman Fielder, Ltd.............       627,341       813,299
  MIM Holdings.....................       822,779     1,229,808
  National Australia Bank, Ltd.....       515,195     7,378,450
  News Corp., Ltd..................     1,014,261     4,509,374
  PMP Communications, Ltd..........       104,970       288,181
  Pacific Dunlop, Ltd..............       506,319     1,417,060
  Pioneer International, Ltd.......       385,982     1,315,747
  Publishing and Broadcasting,
    Ltd............................       176,912       940,347
  #Santos, Ltd.....................       261,045     1,071,015
  *Santos, Ltd. Issue 97...........        32,630       134,870
  St. George Bank, Ltd.............        66,421       406,742
  Stockland Trust Group Units......       141,647       361,868
  Weston (George) Foods, Ltd.......        42,444       265,417
  #Westpac Banking Corp............       939,489     5,108,333
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $32,054,600)...............                  41,259,968
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $158,593)................                     156,493
                                                   ------------
TOTAL -- AUSTRALIA
  (Cost $32,213,193)...............                  41,416,461
                                                   ------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Avesta Sheffield AB..............        69,500       758,508
  Celsius Industrier AB Series B...        24,200       468,841
  *Diligentia AB...................        50,770       580,322
  Electrolux AB Series B...........         8,900       531,069
  Foereningsbanken AB Series A.....       187,200     1,003,397
  *Graenges AB.....................         4,450        55,463
  Gullspangs Kraft AB Series B.....        10,700       161,692
  *Kinnevik Industrifoervaltnings
    AB Series A....................         3,200        85,140

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  *Kinnevik Industrifoervaltnings
    AB Series B....................        11,500  $    314,885
  Marieberg Tidnings AB Series A...        24,000       604,456
  Mo Och Domsjoe AB Series A.......         5,700       175,951
  Mo Och Domsjoe AB Series B.......        64,200     1,990,055
  NCC AB Series A..................        45,400       486,690
  #NCC AB Series B.................        73,600       798,502
  Naeckebro AB.....................        21,630       287,748
  SSAB Swedish Steel Series A......        92,700     1,712,121
  #SSAB Swedish Steel Series B.....        33,300       621,485
  Skandinaviska Enskilda Banken
    Series A.......................       496,200     5,127,026
  Skandinaviska Enskilda Banken
    Series C.......................        23,700       231,108
  Stora Kopparbergs Bergslags AB
    Series A.......................       259,100     3,831,702
  Stora Kopparbergs Bergslags AB
    Series B.......................        57,600       855,538
  Svenska Cellulosa AB Series A....        57,000     1,192,638
  Svenska Cellulosa AB Series B....       186,800     3,920,568
  Svenska Handelsbanken Series A...       200,300     5,355,131
  #Svenska Handelsbanken Series B..        20,000       514,046
  Svenska Kullagerfabriken AB
    Series A.......................        14,600       320,568
  Svenska Kullagerfabriken AB
    Series B.......................         5,500       127,155
  Sydkraft AB Series C.............         8,800       200,039
  Trelleborg AB Series B...........       104,700     1,805,289
  Trelleborg AB Series C...........         5,000        88,473
  Volvo AB Series A................        51,600     1,432,871
  Volvo AB Series B................       104,400     2,892,322
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $27,008,003)...............                  38,530,799
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $142,356)...                     140,518
                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  *Volvo AB Series A Rights
    06/11/97
    (Cost $0)......................       156,000        41,707
                                                   ------------
TOTAL -- SWEDEN
  (Cost $27,150,359)...............                  38,713,024
                                                   ------------
SPAIN -- (2.4%)
COMMON STOCKS -- (2.4%)
  #Autopistas del Mare Nostrum
    SA.............................        65,000       937,241
  Banco Central Hispanoamericano
    SA.............................       207,500     6,694,243
  #DRACONSA (Dragados y
    Construcciones SA).............       131,489     2,546,122
  Ebro Agricolas Compania de
    Alimentacion SA................        38,300       733,686
  #FESCA (Fuerzas Electricas de
    Cataluna SA) Series A..........       360,334     3,139,840
  #Iberdrola SA....................       816,000     9,903,734
  Metrovacesa (Inmobiliaria
    Metropolitana Vasco Central)...        40,800     1,585,726
  #Sevillana de Electricidad SA....       414,019     3,965,535
  #Union Electrica Fenosa SA.......       460,900     4,079,889
  Uralita SA.......................        24,500       237,206
  Vallehermoso SA..................        80,000     2,019,364
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $28,095,100)...............                  35,842,586
                                                   ------------
                                        SHARES           VALUE+
                                     ------------  ------------

INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $14,345)...                $     14,257
                                                   ------------
TOTAL -- SPAIN
  (Cost $28,109,445)...............                  35,856,843
                                                   ------------
MALAYSIA -- (2.2%)
COMMON STOCKS -- (2.1%)
  Affin Holdings Berhad............       219,000       558,406
  Amsteel Corp. Berhad.............     1,912,000     1,409,243
  Batu Kawan Berhad................       185,000       405,379
  Berjaya Group Berhad.............     1,302,500     1,722,829
  Berjaya Industrial Berhad........       691,000       823,143
  Berjaya Leisure Berhad...........       235,000       631,972
  Boustead Holdings Berhad.........       253,000       569,502
  Golden Hope Plantations Berhad...       758,000     1,292,526
  Hap Seng Consolidated Berhad.....       120,000       296,414
  Highlands & Lowlands Berhad......       607,000       957,657
  Hong Leong Industries Berhad.....       144,000       436,016
  IOI Corp. Berhad.................       436,000       583,649
  Kamunting Corp. Berhad...........     1,015,000       727,888
  Kuala Lumpur Kepong Berhad.......       677,000     1,753,187
  Land & General Berhad............       208,000       261,865
  Leader Universal Holdings
    Berhad.........................       636,000     1,380,956
  Lion Land Berhad.................       704,000       681,562
  Malaysia Mining Corp. Berhad.....     1,220,000     1,360,956
  Malaysian Airlines System........       987,000     2,280,717
  Malaysian Helicopter Services
    Berhad.........................     1,033,000       946,574
  Malaysian Industrial Development
    Finance Berhad.................       964,000     1,397,992
  Malaysian Plantations Berhad.....       258,000       349,482
  Metroplex Berhad.................     1,210,000     1,320,877
  Mulpha International Berhad......     1,033,000       831,339
  Perlis Plantations Berhad........       380,000     1,105,179
  Pernas International Holdings
    Berhad.........................       601,000       562,689
  Renong Berhad....................       405,000       580,877
  Southern Bank Berhad (Foreign)...       130,000       326,295
  TA Enterprise Berhad.............       941,000     1,064,717
  Tan Chong Motor Holdings Berhad..       981,000     1,829,116
  Tenaga Nasional Berhad...........       542,000     2,483,267
  Time Engineering Berhad..........       237,000       402,239
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $34,906,643)...............                  31,334,510
                                                   ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Malaysian Ringetts
    (Cost $1,275,031)..............                   1,269,804
                                                   ------------
TOTAL -- MALAYSIA
  (Cost $36,181,674)...............                  32,604,314
                                                   ------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  Ackermans & Van Haaren SA........         2,500       512,621
  Banque Bruxelles Lambert.........        15,528     4,188,068
  #Banque Bruxelles Lambert VVPR...           128            22
  #Bekaert SA......................         1,800     1,064,379
  CMB (Cie Martime Belge)..........         7,500       514,748
  Cofinimmo SA.....................         4,850       518,562
  Electrafina SA...................         8,000       807,714
  Generale de Banque SA............         6,930     2,736,819
  Generale de Banque SA VVPR.......           630           250

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES           VALUE+
                                     ------------  ------------
  #Generale de Belgique SA.........        19,080  $  1,758,650
  Glaverbel SA.....................         7,022       941,976
  Glaverbel SA VVPR................            22             1
  #Groupe Bruxelles Lambert SA,
    Bruxelles......................         6,300     1,004,141
  Nationale a Portefeuille.........         4,700       342,570
  Powerfin SA......................        10,150     1,434,990
  Sofina SA........................           500       351,673
  Solvay SA........................         3,579     2,162,016
  *Union Miniere SA................        20,400     1,643,108
                                                   ------------
TOTAL -- BELGIUM
  (Cost $16,051,730)...............                  19,982,308
                                                   ------------
SINGAPORE -- (1.2%)
COMMON STOCKS -- (1.2%)
  First Capital Corp., Ltd.........       499,000     1,376,311
  Hotel Properties, Ltd............       760,000     1,303,465
  Industrial & Commercial Bank,
    Ltd............................        13,000        48,687
  #Natsteel, Ltd...................       385,000     1,013,371
  Neptune Orient Lines, Ltd........       494,000       446,104
  Shangri-la Hotel, Ltd............       288,200       867,525
  Singapore Airlines, Ltd.
    (Foreign)......................        40,000       341,617
  Singapore Land, Ltd..............       687,000     3,510,745
  #Straits Steamship Land, Ltd.....     1,173,000     3,498,061
  Straits Trading Co., Ltd.........       552,000     1,290,641
  Tuan Sing Holdings, Ltd..........     1,179,000       437,431
  United Industrial Corp., Ltd.....     2,703,000     2,194,946
  #United Overseas Land, Ltd.......       983,000     1,541,421
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $19,021,876)...............                  17,870,325
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $126)...                         127
                                                   ------------
TOTAL -- SINGAPORE
  (Cost $19,022,002)...............                  17,870,452
                                                   ------------

                                         FACE
                                        AMOUNT           VALUE+
                                     ------------  ------------
                                        (000)
TEMPORARY CASH INVESTMENTS --
  (1.3%)
  Repurchase Agreement, PNC Capital
    Markets Inc. 5.25%, 06/02/97
    (Collateralized by U.S.
    Treasury Notes 5.50%, 11/15/98)
    (Cost $18,931,000).............  $     18,931  $ 18,931,000
                                                   ------------
TOTAL INVESTMENTS -- (98.4%)
  (Cost $1,361,234,925)++..........                1,485,727,418
                                                   ------------
OTHER ASSETS AND LIABILITIES --
  (1.6%)
  Other Assets.....................                  33,518,489
  Payable for Investment Securities
    Purchased......................                  (7,702,269)
  Payable for Fund Shares
    Redeemed.......................                    (688,689)
  Other Liabilities................                    (409,791)
                                                   ------------
                                                     24,717,740
                                                   ------------
NET ASSETS -- (100.0%) Applicable
  to 126,817,658 Outstanding $.01
  Par Value Shares (Unlimited
  Number of Shares Authorized).....                $1,510,445,158
                                                   ------------
                                                   ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......                $      11.91
                                                   ------------
                                                   ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $1,694).................................  $  15,672
    Interest............................................................................        619
    Income from Securities Lending......................................................        625
                                                                                          ---------
        Total Investment Income.........................................................     16,916
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................      1,374
    Accounting & Transfer Agent Fees....................................................        381
    Custodian's Fee.....................................................................        338
    Legal Fees..........................................................................         14
    Audit Fees..........................................................................         15
    Shareholders' Reports...............................................................         18
    Trustees' Fees and Expenses.........................................................          4
    Other...............................................................................         40
                                                                                          ---------
        Total Expenses..................................................................      2,184
                                                                                          ---------

    NET INVESTMENT INCOME...............................................................     14,732
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net Realized Gain on Investment Securities..........................................     16,961

    Net Realized Loss on Foreign Currency Transactions..................................     (1,204)

    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency......................................     22,791
        Translation of Foreign Currency Denominated Amounts.............................       (135)
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY..............................     38,413
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  53,145
                                                                                          ---------
                                                                                          ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           SIX MONTHS      YEAR
                                                                              ENDED        ENDED
                                                                             MAY 31,     NOV. 30,
                                                                              1997         1996
                                                                           -----------  -----------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................  $    14,732  $    23,725
    Net Realized Gain on Investment Securities...........................       16,961       27,321
    Net Realized Loss on Foreign Currency Transactions...................       (1,204)         (82)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.......................       22,791       80,434
        Translation of Foreign Currency Denominated Amounts..............         (135)           9
                                                                           -----------  -----------
        Net Increase in Net Assets Resulting from Operations.............       53,145      131,407
                                                                           -----------  -----------

Distributions From:
    Net Investment Income................................................       (3,447)     (23,445)
    Net Realized Gains...................................................      (27,255)      (4,744)
                                                                           -----------  -----------
        Total Distributions..............................................      (30,702)     (28,189)
                                                                           -----------  -----------
Capital Share Transactions (1):
    Shares Issued........................................................      128,162    1,084,901
    Shares Issued in Lieu of Cash Distributions..........................       30,702       28,189
    Shares Redeemed......................................................      (27,714)    (468,842)
                                                                           -----------  -----------
        Net Increase From Capital Share Transactions.....................      131,150      644,248
                                                                           -----------  -----------
        Total Increase...................................................      153,593      744,466
NET ASSETS
    Beginning of Period..................................................    1,356,852      609,386
                                                                           -----------  -----------
    End of Period........................................................  $ 1,510,445  $ 1,356,852
                                                                           -----------  -----------
                                                                           -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................       11,435       95,652
    Shares Issued in Lieu of Cash Distributions..........................        2,726        2,494
    Shares Redeemed......................................................       (2,468)     (40,798)
                                                                           -----------  -----------
                                                                                11,693       57,348
                                                                           -----------  -----------
                                                                           -----------  -----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                     SIX MONTHS           YEAR            YEAR           FEB. 15
                                        ENDED            ENDED           ENDED              TO
                                       MAY 31,          NOV. 30,        NOV. 30,         NOV. 30,
                                        1997              1996            1995             1994
                                     -----------       ----------      ----------       ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $     11.79       $    10.55       $  10.06         $   10.00
                                     -----------       ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............         0.12             0.23           0.20              0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         0.27             1.32           0.52              0.07
                                     -----------       ----------      ----------       ----------
  Total from Investment
    Operations.....................         0.39             1.55           0.72              0.20
                                     -----------       ----------      ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income............        (0.03)           (0.23)         (0.21)            (0.13)
  Net Realized Gains...............        (0.24)           (0.08)         (0.02)            (0.01)
                                     -----------       ----------      ----------       ----------
  Total Distributions..............        (0.27)           (0.31)         (0.23)            (0.14)
                                     -----------       ----------      ----------       ----------
Net Asset Value, End of Period.....  $     11.91       $    11.79       $  10.55         $   10.06
                                     -----------       ----------      ----------       ----------
                                     -----------       ----------      ----------       ----------
Total Return.......................         3.39%#          14.85%          7.20%             1.99%#

Net Assets, End of Period
  (thousands)......................  $ 1,510,445       $1,350,852       $609,386         $ 348,381
Ratio of Expenses to Average Net
  Assets...........................         0.32%*           0.36%          0.42%             0.45%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............         2.15%*           2.23%          2.14%             1.84%*(a)
Portfolio Turnover Rate............        18.48%*          12.23%          9.75%             1.90%*
Average Commission Rate (1)........  $    0.0069       $   0.0112            N/A               N/A

--------------

*  Annualized

#  Non-Annualized

(a) Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been .48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 213,077
Sales..................................................    125,282

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  240,798
Gross Unrealized Depreciation.........................    (116,306)
                                                        ----------
Net...................................................  $  124,492
                                                        ----------
                                                        ----------

F. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1997.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,358,768
Undistributed Net Investment Income..................       11,580
Undistributed Net Realized Gain......................       16,917
Accumulated Net Realized Foreign Exchange Loss.......       (1,204)
Unrealized Appreciation of Investment Securities and
  Foreign Currency...................................      124,493
Unrealized Net Foreign Exchange Loss.................         (109)
                                                       -----------
                                                       $ 1,510,445
                                                       -----------
                                                       -----------

H. SECURITIES LENDING

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $210,542,895 and the related collateral cash received is $223,780,531 at May 31, 1997.